Prospectus Supplement	December 1, 2020

Putnam RetirementReady® Funds
Prospectus dated November 30, 2020

On November 5, 2020, shareholders of the Putnam RetirementReady® Funds approved a new management contract for each fund, which will take effect on January 4, 2021 (the “Effective Date”). Under the new management contract, each Putnam RetirementReady Fund will pay a management fee directly to Putnam Management. However, Putnam Management also has contractually agreed to an expense limitation agreement, under which, starting on the Effective Date, it will reimburse each Putnam RetirementReady Fund in full for its acquired fund fees and expenses and will cap each Putnam RetirementReady Fund’s total costs in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets. This agreement will remain in effect through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) unless modified or discontinued with approval of the Board of Trustees.

As of the Effective Date, for each RetirementReady Fund, the sub-sections “Annual fund operating expenses” and “Example” in the section “Fees and Expenses” under the heading Fund Summaries are replaced in their entirety as follows:

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Putnam RetirementReady 2060 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.54%	0.25%	3.45%	0.61%	4.85%	(3.95)%	0.90%
Class B	0.54%	1.00%	3.45%	0.61%	5.60%	(3.95)%	1.65%
Class C	0.54%	1.00%	3.45%	0.61%	5.60%	(3.95)%	1.65%
Class R	0.54%	0.50%	3.60%	0.61%	5.25%	(3.95)%	1.30%
Class R6	0.54%	—	3.35%	0.61%	4.50%	(3.95)%	0.55%
Class Y	0.54%	—	3.45%	0.61%	4.60%	(3.95)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2031. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,045	$1,619
Class B (no redemption)	$168	$520	$897	$1,754
Class B	$668	$820	$1,097	$1,754
Class C (no redemption)	$168	$520	$897	$1,955
Class C	$268	$520	$897	$1,955
Class R	$132	$412	$713	$1,568
Class R6	$56	$176	$307	$689
Class Y	$66	$208	$362	$810

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund's approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2055 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.53%	0.25%	0.56%	0.61%	1.95%	(1.05)%	0.90%
Class B	0.53%	1.00%	0.56%	0.61%	2.70%	(1.05)%	1.65%
Class C	0.53%	1.00%	0.56%	0.61%	2.70%	(1.05)%	1.65%
Class R	0.53%	0.50%	0.71%	0.61%	2.35%	(1.05)%	1.30%
Class R6	0.53%	—	0.46%	0.61%	1.60%	(1.05)%	0.55%
Class Y	0.53%	—	0.56%	0.61%	1.70%	(1.05)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,273	$2,461
Class B (no redemption)	$168	$520	$1,130	$2,596
Class B	$668	$820	$1,330	$2,596
Class C (no redemption)	$168	$520	$1,130	$2,782
Class C	$268	$520	$1,130	$2,782
Class R	$132	$412	$950	$2,425
Class R6	$56	$176	$553	$1,614
Class Y	$66	$208	$607	$1,726

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2050 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.52%	0.25%	0.29%	0.61%	1.67%	(0.77)%	0.90%
Class B	0.52%	1.00%	0.29%	0.61%	2.42%	(0.77)%	1.65%
Class C	0.52%	1.00%	0.29%	0.61%	2.42%	(0.77)%	1.65%
Class R	0.52%	0.50%	0.44%	0.61%	2.07%	(0.77)%	1.30%
Class R6	0.52%	—	0.19%	0.61%	1.32%	(0.77)%	0.55%
Class Y	0.52%	—	0.29%	0.61%	1.42%	(0.77)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,213	$2,243
Class B (no redemption)	$168	$520	$1,069	$2,378
Class B	$668	$820	$1,269	$2,378
Class C (no redemption)	$168	$520	$1,069	$2,568
Class C	$268	$520	$1,069	$2,568
Class R	$132	$412	$887	$2,203
Class R6	$56	$176	$488	$1,375
Class Y	$66	$208	$542	$1,489

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2045 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.51%	0.25%	0.28%	0.61%	1.65%	(0.75)%	0.90%
Class B	0.51%	1.00%	0.28%	0.61%	2.40%	(0.75)%	1.65%
Class C	0.51%	1.00%	0.28%	0.61%	2.40%	(0.75)%	1.65%
Class R	0.51%	0.50%	0.43%	0.61%	2.05%	(0.75)%	1.30%
Class R6	0.51%	—	0.18%	0.61%	1.30%	(0.75)%	0.55%
Class Y	0.51%	—	0.28%	0.61%	1.40%	(0.75)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,208	$2,227
Class B (no redemption)	$168	$520	$1,064	$2,362
Class B	$668	$820	$1,264	$2,362
Class C (no redemption)	$168	$520	$1,064	$2,552
Class C	$268	$520	$1,064	$2,552
Class R	$132	$412	$883	$2,187
Class R6	$56	$176	$484	$1,357
Class Y	$66	$208	$538	$1,472

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2040 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.50%	0.25%	0.21%	0.59%	1.55%	(0.65)%	0.90%
Class B	0.50%	1.00%	0.21%	0.59%	2.30%	(0.65)%	1.65%
Class C	0.50%	1.00%	0.21%	0.59%	2.30%	(0.65)%	1.65%
Class R	0.50%	0.50%	0.36%	0.59%	1.95%	(0.65)%	1.30%
Class R6	0.50%	—	0.11%	0.59%	1.20%	(0.65)%	0.55%
Class Y	0.50%	—	0.21%	0.59%	1.30%	(0.65)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,187	$2,148
Class B (no redemption)	$168	$520	$1,042	$2,283
Class B	$668	$820	$1,242	$2,283
Class C (no redemption)	$168	$520	$1,042	$2,474
Class C	$268	$520	$1,042	$2,474
Class R	$132	$412	$860	$2,106
Class R6	$56	$176	$460	$1,270
Class Y	$66	$208	$514	$1,386

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2035 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.49%	0.25%	0.22%	0.56%	1.52%	(0.62)%	0.90%
Class B	0.49%	1.00%	0.22%	0.56%	2.27%	(0.62)%	1.65%
Class C	0.49%	1.00%	0.22%	0.56%	2.27%	(0.62)%	1.65%
Class R	0.49%	0.50%	0.37%	0.56%	1.92%	(0.62)%	1.30%
Class R6	0.49%	—	0.12%	0.56%	1.17%	(0.62)%	0.55%
Class Y	0.49%	—	0.22%	0.56%	1.27%	(0.62)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,180	$2,124
Class B (no redemption)	$168	$520	$1,035	$2,259
Class B	$668	$820	$1,235	$2,259
Class C (no redemption)	$168	$520	$1,035	$2,451
Class C	$268	$520	$1,035	$2,451
Class R	$132	$412	$854	$2,082
Class R6	$56	$176	$453	$1,244
Class Y	$66	$208	$508	$1,360

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2030 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.48%	0.25%	0.20%	0.54%	1.47%	(0.57)%	0.90%
Class B	0.48%	1.00%	0.20%	0.54%	2.22%	(0.57)%	1.65%
Class C	0.48%	1.00%	0.20%	0.54%	2.22%	(0.57)%	1.65%
Class R	0.48%	0.50%	0.35%	0.54%	1.87%	(0.57)%	1.30%
Class R6	0.48%	—	0.10%	0.54%	1.12%	(0.57)%	0.55%
Class Y	0.48%	—	0.20%	0.54%	1.22%	(0.57)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,169	$2,084
Class B (no redemption)	$168	$520	$1,024	$2,219
Class B	$668	$820	$1,224	$2,219
Class C (no redemption)	$168	$520	$1,024	$2,412
Class C	$268	$520	$1,024	$2,412
Class R	$132	$412	$842	$2,041
Class R6	$56	$176	$442	$1,200
Class Y	$66	$208	$496	$1,316

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady 2025 Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.47%	0.25%	0.21%	0.53%	1.46%	(0.56)%	0.90%
Class B	0.47%	1.00%	0.21%	0.53%	2.21%	(0.56)%	1.65%
Class C	0.47%	1.00%	0.21%	0.53%	2.21%	(0.56)%	1.65%
Class R	0.47%	0.50%	0.36%	0.53%	1.86%	(0.56)%	1.30%
Class R6	0.47%	—	0.11%	0.53%	1.11%	(0.56)%	0.55%
Class Y	0.47%	—	0.21%	0.53%	1.21%	(0.56)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$845	$1,167	$2,076
Class B (no redemption)	$168	$520	$1,022	$2,211
Class B	$668	$820	$1,222	$2,211
Class C (no redemption)	$168	$520	$1,022	$2,404
Class C	$268	$520	$1,022	$2,404
Class R	$132	$412	$840	$2,033
Class R6	$56	$176	$439	$1,191
Class Y	$66	$208	$494	$1,307

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Putnam RetirementReady Maturity Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[a]	Distribution and service (12b-1) fees	Other expenses[b]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement[c]	Total annual fund operating expenses after expense reimbursement
Class A	0.46%	0.25%	0.24%	0.53%	1.48%	(0.58)%	0.90%
Class B	0.46%	1.00%	0.24%	0.53%	2.23%	(0.58)%	1.65%
Class C	0.46%	1.00%	0.24%	0.53%	2.23%	(0.58)%	1.65%
Class R	0.46%	0.50%	0.39%	0.53%	1.88%	(0.58)%	1.30%
Class R6	0.46%	—	0.14%	0.53%	1.13%	(0.58)%	0.55%
Class Y	0.46%	—	0.24%	0.53%	1.23%	(0.58)%	0.65%

[a]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[b]	Restated to reflect a new investor servicing contract, which will take effect on January 4, 2021.
[c]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$488	$676	$1,007	$1,945
Class B (no redemption)	$168	$520	$1,026	$2,227
Class B	$668	$820	$1,226	$2,227
Class C (no redemption)	$168	$520	$1,026	$2,419
Class C	$268	$520	$1,026	$2,419
Class R	$132	$412	$845	$2,050
Class R6	$56	$176	$444	$1,209
Class Y	$66	$208	$498	$1,325

Also as of the Effective Date, for each Putnam RetirementReady Fund, the third paragraph of the section “Risks” under the heading Fund Summaries is replaced in its entirety as follows:

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount equal to the fund's acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 (November 30, 2031 for Putnam RetirementReady 2060 Fund) in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.55%, and 0.65%, respectively, of the fund's average net assets.

Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

In addition, as of the Effective Date, the second paragraph of the section “The funds’ investment manager” under the heading Who oversees and manages the funds? is replaced in its entirety as follows:

Each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund's average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”), as set forth below:

Years to Target Date	Annual Rate
45	0.55%
44	0.55%
43	0.55%
42	0.55%
41	0.55%
40	0.54%
39	0.54%
38	0.54%
37	0.54%
36	0.54%
35	0.53%
34	0.53%
33	0.53%
32	0.53%
31	0.53%
30	0.52%
29	0.52%
28	0.52%
27	0.52%
26	0.52%
25	0.51%
24	0.51%
23	0.51%
22	0.51%
21	0.51%
20	0.50%
19	0.50%
18	0.50%
17	0.50%
16	0.50%
15	0.49%
14	0.49%
13	0.49%
12	0.49%
11	0.49%
10	0.48%
9	0.48%
8	0.48%
7	0.48%
6	0.48%
5	0.47%
4	0.47%
3	0.47%
2	0.47%
1	0.47%
Thereafter	0.47%

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.